CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Total	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated other comprehensive Income (Loss)
Balance, shares at Dec. 31, 2017		75,000,000
Balance, amount at Dec. 31, 2017	$ (103,597)	$ 75,000	$ 26,340	$ (204,937)	$ 0
Net income (Loss)	647,177	0	0	647,177	0
Foreign currency translation adjustment	(1,459)	$ 0	0	0	(1,459)
Balance, shares at Dec. 31, 2018		7,500,000
Balance, amount at Dec. 31, 2018	542,121	$ 75,000	26,340	444,240	(1,459)
Net income (Loss)	(95,375)	$ 0	0	(95,375)	0
Foreign currency translation adjustment	966				966
Balance, shares at Mar. 31, 2019		75,000,000
Balance, amount at Mar. 31, 2019	447,712	$ 75,000	26,340	346,865	493
Balance, shares at Dec. 31, 2018		7,500,000
Balance, amount at Dec. 31, 2018	542,121	$ 75,000	26,340	444,240	(1,459)
Net income (Loss)	(424,221)
Balance, shares at Jun. 30, 2019		75,100,000
Balance, amount at Jun. 30, 2019	218,242	$ 75,100	126,240	18,019	(1,117)
Balance, shares at Dec. 31, 2018		7,500,000
Balance, amount at Dec. 31, 2018	542,121	$ 75,000	26,340	444,240	(1,459)
Net income (Loss)	(1,450,338)	0	0	(1,450,338)
Foreign currency translation adjustment	$ 4,075	$ 0	0	0	4,075
Shares issued for compensation, shares	135,000	135,000
Shares issued for compensation, amount	$ 197,500	$ 135	197,365	0
Balance, shares at Dec. 31, 2019		75,135,000
Balance, amount at Dec. 31, 2019	(706,642)	$ 75,135	223,705	(1,008,098)	2,616
Balance, shares at Mar. 31, 2019		75,000,000
Balance, amount at Mar. 31, 2019	447,712	$ 75,000	26,340	346,865	493
Net income (Loss)	(328,846)	0	0	(328,846)	0
Foreign currency translation adjustment	(624)	$ 0	0	0	(624)
Shares issued for compensation, shares		100,000
Shares issued for compensation, amount	100,000	$ 100	99,900	0	0
Balance, shares at Jun. 30, 2019		75,100,000
Balance, amount at Jun. 30, 2019	218,242	$ 75,100	126,240	18,019	(1,117)
Balance, shares at Dec. 31, 2019		75,135,000
Balance, amount at Dec. 31, 2019	(706,642)	$ 75,135	223,705	(1,008,098)	2,616
Net income (Loss)	(99,274)	$ 0	0	(99,274)	0
Foreign currency translation adjustment	891				891
Balance, shares at Mar. 31, 2020		75,135,000
Balance, amount at Mar. 31, 2020	(805,025)	$ 75,135	223,705	(1,107,372)	3,507
Balance, shares at Dec. 31, 2019		75,135,000
Balance, amount at Dec. 31, 2019	(706,642)	$ 75,135	223,705	(1,008,098)	2,616
Net income (Loss)	(254,659)
Balance, shares at Jun. 30, 2020		84,435,000
Balance, amount at Jun. 30, 2020	(500,408)	$ 84,435	673,033	(1,262,757)	4,881
Balance, shares at Mar. 31, 2020		75,135,000
Balance, amount at Mar. 31, 2020	(805,025)	$ 75,135	223,705	(1,107,372)	3,507
Net income (Loss)	(155,385)	0	0	(155,385)	0
Foreign currency translation adjustment	1,374	$ 0	0	0	1,374
Shares cancelled for acquisition, shares		(22,000,000)
Shares cancelled for acquisition, amount	0	$ (22,000)	22,000	0	0
Shares issued for services, shares		10,750,000
Shares issued for services, amount	321,000	$ 10,700	310,300	0	0
Shares issued for conversion of notes, shares		20,600,000
Shares issued for conversion of notes, amount	137,628	$ 20,600	117,028	0	0
Balance, shares at Jun. 30, 2020		84,435,000
Balance, amount at Jun. 30, 2020	$ (500,408)	$ 84,435	$ 673,033	$ (1,262,757)	$ 4,881